Selected Quarterly Financial Results (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Results (Unaudited)

NOTE 20 — SELECTED QUARTERLY FINANCIAL RESULTS (UNAUDITED)

	Quarter
	First	Second	Third	Fourth	Total
2017	(In thousands, except per share data)
Net revenues	$2,717,566	$2,652,134	$2,830,174	$2,597,605	$10,797,479
Operating income	496,511	499,898	492,704	223,414	1,712,527
Net income	252,574	240,873	175,744	1,418,993	2,088,184
Net income attributable to MGM Resorts International	206,412	209,864	148,363	1,387,413	1,952,052
Earnings per share-basic	$0.36	$0.36	$0.26	$2.42	$3.38
Earnings per share-diluted	$0.36	$0.36	$0.26	$2.39	$3.34
2016
Net revenues	$2,215,925	$2,276,100	$2,521,837	$2,464,407	$9,478,269
Operating income	318,218	770,293	707,261	282,427	2,078,199
Net income	93,462	515,736	555,766	70,882	1,235,846
Net income attributable to MGM Resorts International	69,063	475,591	530,125	25,629	1,100,408
Earnings per share-basic	$0.12	$0.84	$0.93	$0.04	$1.94
Earnings per share-diluted	$0.12	$0.83	$0.92	$0.04	$1.92

Because earnings per share amounts are calculated using the weighted average number of common and dilutive common equivalent shares outstanding during each quarter, the sum of the per share amounts for the four quarters does not equal the total earnings per share amounts for the year. The following sections list certain items affecting comparability of quarterly and year-to-date results and related per share amounts. Additional information related to these items is included elsewhere in the notes to the accompanying financial statements.

Certain items affecting comparability for the year ended December 31, 2017 are as follows:

•	First Quarter. None;
•

Second Quarter. The Company recorded a $41 million gain ($0.05 per share in the quarter and full year of 2017) related to a modification of the 2016 NV Energy exit fee. Additionally, the Company recorded a $36 million gain ($0.04 per share in the quarter and full year of 2017) related to Borgata’s share of a property tax settlement from Atlantic City;

•	Third Quarter. None; and
•	Fourth Quarter. The Company recorded a $1.4 billion tax benefit ($2.49 per share in the quarter and $2.46 per share for full year of 2017) related to the enactment of the Tax Act.

Certain items affecting comparability for the year ended December 31, 2016 are as follows:

•	First Quarter. None;
•

Second Quarter. In the second quarter and the full year, the Company recorded a $406 million and a $401 million gain, respectively, ($0.57 and $0.56 per share in the quarter and full year of 2016, respectively) for its share of CityCenter’s gain related to the sale of Crystals;

•

Third Quarter. The Company recorded a $430 million gain ($0.60 and $0.61 per share in the quarter and full year of 2016, respectively) related to the acquisition of Borgata. Additionally, the Company recorded a $139 million charge ($0.18 loss per share in the quarter and full year of 2016) related to NV Energy exit expense and a $13 million charge ($0.02 loss per share in the quarter and full year of 2016) related to our share of CityCenter’s NV Energy exit expense associated with the Company’s strategic decision to exit the fully bundled sales system of NV Energy; and

•	Fourth Quarter. None.